Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Investments at Fair Value and NAV
The following table sets forth by level, within the fair value hierarchy, as applicable, the Plan’s investments at fair value as of December 31, 2025:
Investments at Fair Value
As of December 31, 2025

	Level 1	Level 2	Level 3	Total
Company common stock fund	$126,102,690	$—	$—	$126,102,690
Mutual funds	58,868,999	—	—	58,868,999
Self-directed brokerage account	128,748,181	—	—	128,748,181
Total investments in fair value hierarchy	313,719,870	—	—	313,719,870
Stable value fund*				66,498,178
Common/collective trust fund*				865,973,531
Total investments at fair value	$313,719,870	$—	$—	$1,246,191,579

* Refer to table footnote on next page.
The following table sets forth by level, within the fair value hierarchy, as applicable, the Plan’s investments at fair value as of December 31, 2024:
Investments at Fair Value
As of December 31, 2024

	Level 1	Level 2	Level 3	Total
Company common stock fund	$115,808,934	$—	$—	$115,808,934
Mutual funds	51,586,155	—	—	51,586,155
Self-directed brokerage account	109,085,217	—	—	109,085,217
Total investments in fair value hierarchy	276,480,306	—	—	276,480,306
Stable value fund*				63,534,963
Common/collective trust fund*				758,127,555
Total investments at fair value	$276,480,306	$—	$—	$1,098,142,824

*    Investments measured at fair value using net asset value per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in the hierarchy tables for such investments are intended to permit reconciliation of the fair value hierarchy to the investments at fair value line item presented in the statements of net assets available for benefits. Such investments have no redemption restrictions or unfunded commitments and redemptions of these investments may occur each business day except for the stable value fund which requires a 12 month written notice to redeem all or a portion of its participation in the trust.